GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Salaries and benefits	$ 326	$ 269	$ 1,068	$ 921
Office and miscellaneous	92	78	333	137
Management and consulting fees	124	88	411	294
Investor relations	28	60	183	140
Travel and promotion	10	5	29	41
Professional fees	103	69	343	211
Directors fees	43	53	133	126
Regulatory and compliance fees	55	41	133	106
Depreciation	34	30	93	87
General and administrative expenses	$ 815	$ 693	$ 2,726	$ 2,063